Average Annual Total Returns		12 Months Ended	24 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025 [1]
Langar Global HealthTech ETF
Prospectus [Line Items]
Average Annual Return, Percent		(1.51%)	(0.07%)
Performance Inception Date	Jan. 09, 2024
Langar Global HealthTech ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.51%)	(0.07%)
Langar Global HealthTech ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.90%)	(0.05%)
S&P 500 Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	21.81%
S&P 500 Health Care Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent		14.60%	6.91%

[1]	The Fund commenced operations on January 9, 2024.